UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2016

Date of reporting period: April 30, 2015

Item 1.	Schedule of Investments

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

Description	Face Amount (000)/Shares	Value (000)

U.S. Government Agency Obligations — 44.0%
FFCB (A)
0.200%, 08/03/15	$15,000	$15,004
0.148%, 09/30/15	5,000	5,000
0.198%, 04/06/16	10,000	10,004
FHLB (B)
0.650%, 06/03/15	10,000	9,999
0.291%, 02/05/16	10,000	9,977
0.300%, 02/19/16	10,000	9,976
FHLMC (B)
0.047%, 06/09/15	10,000	9,999
0.055%, 06/17/15	5,000	5,000
0.150%, 08/18/15	4,300	4,298
0.110%, 08/20/15	20,000	19,993
0.163%, 10/16/15	10,000	10,002
FNMA (B)
0.090%, 05/01/15	10,000	10,000
0.050%, 06/16/15	10,000	9,999

Total U.S. Government Agency Obligations (Cost $129,251 (000))		129,251

U.S. Treasury Obligations (B) — 27.2%
United States Treasury Bill
0.060%, 05/07/15	40,000	40,000
0.031%, 08/20/15	40,000	39,996

Total U.S. Treasury Obligations (Cost $79,996 (000))		79,996

Cash Equivalent (C) — 6.7%
Federated Treasury Obligations Fund, 0.010%	19,591,602	19,591

Total Cash Equivalent (Cost $19,591 (000))		19,591

Repurchase Agreement (D) — 22.1%
BNY Mellon 0.080%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $65,000,144 (collateralized by US Treasury Notes, par values $45,600 — $16,014,000, 1.0% — 2.625%, 10/31/2017 — 11/30/2015, US Treasury Bond, par value $6,625,000, 8%, 11/15/2021, with a total market value of $66,300,034) (Cost $65,000)	65,000	65,000

Total Repurchase Agreement (Cost $65,000 (000))		65,000

Total Investments — 100.0% (Cost $293,838 (000)) †		$293,838

Percentages are based on net assets of $293,847 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at April 30, 2015.

(B)	Discount Note — The rate reported is the effective yield at time of purchase.

(C)	The rate reported is the 7-day effective yield as of April 30, 2015.

(D)	Tri-party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2015, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-007-1400

1

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)

Corporate Bonds — 54.9%
Advertising — 0.1%
Visant
10.000%, 10/01/17	$250	$218

Total Advertising		218

Aerospace & Defense — 1.9%
Erickson
8.250%, 05/01/20	250	202
Honeywell International
5.300%, 03/01/18	1,400	1,559
Rockwell Collins (A)
0.621%, 12/15/16	2,000	2,002
United Technologies
4.500%, 04/15/20	1,000	1,124

Total Aerospace & Defense		4,887

Banks — 6.3%
Bank of America MTN (A)
1.335%, 03/22/18	2,000	2,025
Branch Banking & Trust (A)
0.692%, 12/01/16	2,500	2,503
General Electric Capital MTN
0.874%, 01/08/16 (A)	1,000	1,004
0.526%, 08/07/18 (A)	5,000	4,931
JPMorgan Chase (A)
1.177%, 01/25/18	1,000	1,010
Toronto-Dominion Bank MTN (A)
0.724%, 09/09/16	5,000	5,020

Total Banks		16,493

Broadcasting, Newspapers and Advertising — 0.1%
iHeartCommunications
10.000%, 01/15/18	250	219

Total Broadcasting, Newspapers and Advertising		219

Building & Construction — 0.8%
Beazer Homes USA
7.250%, 02/01/23	250	243
CRH America
8.125%, 07/15/18	1,300	1,544
K Hovnanian Enterprises (B)
7.250%, 10/15/20	250	262

Total Building & Construction		2,049

Chemicals — 0.7%
Cornerstone Chemical (B)
9.375%, 03/15/18	250	260
Dow Chemical
4.250%, 11/15/20	1,000	1,092
Hexion US Finance
6.625%, 04/15/20	350	327
Momentive Performance Materials
3.880%, 10/24/21	350	313

Total Chemicals		1,992

Coatings/Paint — 2.5%
Home Depot
3.750%, 02/15/24	6,000	6,467

Total Coatings/Paint		6,467

Description	Face Amount (000)	Value (000)
Computer Software — 0.1%
BMC Software
7.250%, 06/01/18	$250	$240

Total Computer Software		240

Computers & Services — 5.1%
Apple
3.450%, 05/06/24	6,000	6,296
Cisco Systems
3.625%, 03/04/24	6,000	6,363
First Data (B)
8.250%, 01/15/21	350	371
Interface Security Systems Holdings
9.250%, 01/15/18	500	506

Total Computers & Services		13,536

E-Commerce/Services — 0.1%
Mood Media (B)
9.250%, 10/15/20	250	213

Total E-Commerce/Services		213

Electrical Utilities — 1.3%
GenOn Energy
9.500%, 10/15/18	250	259
Georgia Power (A)
0.657%, 08/15/16	2,000	1,998
Gulf Power
3.100%, 05/15/22	1,250	1,283

Total Electrical Utilities		3,540

Energy-Alternate Sources — 0.0%
Linc USA GP (B)
12.500%, 10/31/17	500	135

Total Energy-Alternate Sources		135

Entertainment — 4.0%
Boyd Gaming
9.000%, 07/01/20	250	268
DIRECTV Holdings
5.200%, 03/15/20	1,500	1,688
Lee Enterprises (B)
9.500%, 03/15/22	250	256
Scientific Games
8.125%, 09/15/18	250	230
Viacom
5.625%, 09/15/19	1,500	1,692
4.500%, 03/01/21	5,000	5,405
3.875%, 12/15/21	1,000	1,044

Total Entertainment		10,583

Financial Services — 13.5%
American Honda Finance (A)
0.771%, 10/07/16	2,000	2,009
American Honda Finance (B)
1.500%, 09/11/17	2,000	2,013
BP Capital Markets
0.899%, 09/26/18 (A)	3,550	3,562
0.676%, 11/07/16 (A)	2,000	2,004
Ford Motor Credit
3.000%, 06/12/17	3,000	3,084
1.506%, 05/09/16 (A)	2,405	2,421
Goldman Sachs Group (A)
1.478%, 04/30/18	3,000	3,044

2

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)
Financial Services — (continued)
Goldman Sachs Group MTN
6.000%, 06/15/20	$2,000	$2,317
Innovation Ventures (B)
9.500%, 08/15/19	500	515
John Deere Capital MTN
2.800%, 09/18/17	1,350	1,404
1.300%, 03/12/18	1,000	1,001
Morgan Stanley MTN
5.550%, 04/27/17	970	1,046
1.557%, 04/25/18 (A)	3,000	3,053
Total Capital International (A)
0.826%, 08/10/18	3,108	3,126
Wachovia (A)
0.541%, 06/15/17	5,000	4,991

Total Financial Services		35,590

Food, Beverage & Tobacco — 2.5%
Alliance One International
9.875%, 07/15/21	250	218
Coca-Cola
3.300%, 09/01/21	1,000	1,065
1.150%, 04/01/18	2,000	2,001
PepsiCo
1.850%, 04/30/20	2,000	1,988
SABMiller Holdings (A) (B)
0.968%, 08/01/18	1,000	1,003
SUPERVALU
6.750%, 06/01/21	250	258

Total Food, Beverage & Tobacco		6,533

Gas & Natural Gas — 2.2%
Enbridge Energy Partners
6.500%, 04/15/18	5,125	5,697

Total Gas & Natural Gas		5,697

Household Products — 0.1%
Armored Autogroup
9.250%, 11/01/18	250	263

Total Household Products		263

Industrials — 0.7%
General Electric Capital MTN (A)
1.075%, 04/15/20	1,745	1,764

Total Industrials		1,764

Insurance — 1.9%
American International Group
4.875%, 06/01/22	4,500	5,072

Total Insurance		5,072

Manufacturing — 0.2%
ConAgra Foods
1.900%, 01/25/18	500	500

Total Manufacturing		500

Medical Products & Services — 3.8%
21st Century Oncology
8.875%, 01/15/17	450	461
Amgen
3.625%, 05/22/24	6,000	6,252

Description	Face Amount (000)	Value (000)
Medical Products & Services — (continued)
Covenant Surgical Partners (B)
8.750%, 08/01/19	$250	$253
Humana
7.200%, 06/15/18	1,425	1,648
Kinetic Concepts
10.500%, 11/01/18	250	269
Lantheus Medical Imaging
9.750%, 05/15/17	500	491
Tenet Healthcare
6.000%, 10/01/20	250	267
Valeant Pharmaceuticals International (B)
6.125%, 04/15/25	250	258

Total Medical Products & Services		9,899

Metals & Mining — 2.0%
AK Steel
7.625%, 05/15/20	250	217
Nucor
4.000%, 08/01/23	4,500	4,701
Thompson Creek Metals
9.750%, 12/01/17	250	262

Total Metals & Mining		5,180

Paper & Related Products — 0.3%
Tembec Industries (B)
9.000%, 12/15/19	250	255
Verso Paper Holdings
11.750%, 01/15/19	600	464

Total Paper & Related Products		719

Petroleum & Fuel Products — 1.0%
Alpha Natural Resources (C)
3.750%, 12/15/17	500	167
Arch Coal (B)
8.000%, 01/15/19	500	207
Cloud Peak Energy Resources
8.500%, 12/15/19	250	232
Devon Energy (A)
0.811%, 12/15/16	2,000	1,977

Total Petroleum & Fuel Products		2,583

Publishing — 0.2%
American Media
11.500%, 12/15/17	500	525

Total Publishing		525

Retail — 0.9%
Bon-Ton Department Stores
8.000%, 06/15/21	250	209
Quiksilver (B)
7.875%, 08/01/18	500	457
Target
5.375%, 05/01/17	1,000	1,088
Toys R Us
10.375%, 08/15/17	250	219
Yum! Brands
6.250%, 04/15/16	500	525

Total Retail		2,498

3

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)
Semi-Conductors & Instruments — 0.1%
Advanced Micro Devices
7.750%, 08/01/20	$250	$205

Total Semi-Conductors & Instruments		205

Telephones & Telecommunication — 2.1%
AT&T
5.800%, 02/15/19	2,800	3,165
Avaya (B)
9.000%, 04/01/19	500	516
Cequel Communications Holdings I (B)
6.375%, 09/15/20	250	264
Cincinnati Bell
8.375%, 10/15/20	125	133
Frontier Communications
8.750%, 04/15/22	350	383
GTE
6.840%, 04/15/18	445	510
Intelsat Luxembourg
6.750%, 06/01/18	250	250
Sprint Capital
6.900%, 05/01/19	250	258

Total Telephones & Telecommunication		5,479

Transportation Services — 0.4%
PACCAR Financial MTN (A)
0.864%, 12/06/18	1,000	1,005

Total Transportation Services		1,005

Total Corporate Bonds (Cost $142,985 (000))		144,084

Municipal Bonds — 19.0%
Arkansas State, Development Finance Authority, RB
5.210%, 04/01/23	1,020	1,126
Birmingham Water Works Board, Ser A, RB
3.875%, 01/01/32	2,000	2,017
Borough of North Slope Alaska, GO
5.126%, 06/30/20	1,000	1,140
City & County of San Francisco, California, GO
4.600%, 06/15/20	1,000	1,106
City of Austin, Texas, RB
5.086%, 11/15/25	500	570
City of Cape Coral, Florida, RB
6.369%, 10/01/24	1,500	1,682
City of Dallas, Texas, GO
4.660%, 02/15/24	1,000	1,113
City of Dallas, Texas, GO
4.589%, 02/15/21	1,000	1,126
4.489%, 02/15/20	500	558
4.389%, 02/15/19	500	549
City of Lafayette, Louisiana, Ser A, RB, AGM
7.230%, 03/01/34	1,000	1,121
City of New Orleans, Louisiana, GO
2.123%, 09/01/17	2,190	2,203
City of New York, New York, Sub-Ser G-2, GO
3.500%, 03/01/16	1,500	1,534

Description	Face Amount (000)	Value (000)
Transportation Services — (continued)
Clark County School District Finance, RB
5.200%, 06/01/26	$2,000	$2,079
County of Cumberland, North Carolina, RB
6.100%, 11/01/25	1,000	1,164
County of Guilford, North Carolina, GO
4.641%, 08/01/22	1,000	1,147
County of Pierce, Washington, GO
4.700%, 08/01/21	1,085	1,197
County of St. Louis, Missouri, RB
5.200%, 12/01/28	2,000	2,204
East Baton Rouge, Louisiana, Sewerage Commission, RB
3.543%, 02/01/16	1,000	1,020
Florida State Board of Education, Lottery Revenue, RB
5.541%, 07/01/21	1,000	1,125
5.391%, 07/01/20	400	449
Florida State Board of Education, Ser G, GO
4.650%, 06/01/20	1,500	1,662
JEA, Florida Bulk Power Supply System, RB
4.900%, 10/01/20	1,000	1,108
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby, GO
5.250%, 09/01/26	1,830	1,961
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, AGM
6.080%, 12/15/25	2,500	2,869
Macomb Interceptor Drain District, Michigan, GO
4.250%, 05/01/21	1,500	1,566
Metropolitan Transportation Authority, RB
4.546%, 11/15/17	1,000	1,077
Pennsylvania State, GO
4.450%, 02/15/20	1,500	1,633
Rollins College, RB, AGM
5.750%, 12/01/20	1,500	1,640
State of California, GO
5.250%, 08/01/38	1,000	1,121
State of Louisiana, Ser B, GO
2.000%, 05/15/20	6,000	6,046
State of Louisiana, Ser D, GO
2.269%, 07/15/20	1,000	1,019
State of Mississippi, GO
1.351%, 11/01/17	1,000	1,005
State of Rhode Island, GO
4.663%, 04/01/21	1,000	1,101

Total Municipal Bonds (Cost $46,743 (000))		50,038

4

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)/Shares	Value (000)

U.S. Government Mortgage-Backed Obligations — 10.4%
FHLMC
5.50%, 08/01/21	$107	$114
5.50%, 10/01/36	125	141
5.00%, 10/01/16	31	32
5.00%, 04/01/22	112	120
5.00%, 04/01/23	48	53
4.50%, 05/01/24	120	129
3.50%, 05/15/25	2,910	3,005
3.00%, 12/01/26	3,389	3,554
FNMA
6.50%, 01/01/32	44	51
6.00%, 08/01/35	230	264
6.00%, 05/01/36	88	101
6.00%, 07/01/36	25	29
5.50%, 06/01/25	245	277
5.50%, 10/01/34	73	83
5.50%, 01/01/36	29	33
5.50%, 02/01/36	75	85
5.50%, 04/01/36	72	81
5.00%, 10/01/18	52	54
5.00%, 12/01/18	43	45
5.00%, 11/01/21	79	84
5.00%, 05/01/38	213	237
4.50%, 07/01/18	69	73
4.50%, 07/01/24	338	364
4.00%, 04/01/31	1,370	1,475
4.00%, 09/01/31	2,420	2,611
3.50%, 09/01/25	1,063	1,130
3.50%, 06/01/26	1,667	1,772
3.50%, 12/01/31	2,496	2,644
3.50%, 02/01/32	3,380	3,582
3.50%, 12/01/41	2,682	2,814
3.00%, 10/01/21	355	372
GNMA
7.50%, 12/20/29	1	1
6.50%, 03/15/31	6	7
6.50%, 07/15/31	168	194
6.00%, 05/15/28	1	1
6.00%, 09/15/34	190	217
6.00%, 11/15/34	33	39
6.00%, 12/15/34	62	72
5.50%, 01/15/36	380	431
5.50%, 04/15/36	209	238
5.00%, 09/15/17	32	34
5.00%, 12/15/17	36	38
5.00%, 10/15/18	5	6
5.00%, 11/15/18	5	5
5.00%, 01/15/19	109	117
5.00%, 03/15/33	7	8
5.00%, 04/15/33	5	5
5.00%, 06/15/33	27	31
5.00%, 04/15/38	240	269
4.50%, 02/15/20	150	159

Total U.S. Government Mortgage-Backed Obligations (Cost $25,841 (000))		27,281

Registered Investment Company — 4.8%
Open-End Fund — 4.8%
BlackRock High Yield Portfolio, Institutional Class	1,572,433	12,595

Total Open-End Fund		12,595

Total Registered Investment Company (Cost $12,853 (000))		12,595

Description	Face Amount (000)/Shares	Value (000)

U.S. Government Agency Obligations — 6.0%
FFCB
5.54%, 11/07/16	$1,500	$1,611
FHLB
5.00%, 12/09/16	1,000	1,070
FNMA
2.63%, 09/06/24	5,000	5,151
2.50%, 04/25/31	2,830	2,838
2.00%, 06/25/30	3,525	3,569
2.00%, 08/25/36	1,402	1,401

Total U.S. Government Agency Obligations (Cost $15,199 (000))		15,640

U.S. Treasury Obligation — 1.9%
U.S. Treasury Note
2.38%, 08/15/24	5,000	5,150

Total U.S. Treasury Obligation (Cost $5,020 (000))		5,150

Cash Equivalent — 1.3%
Federated Prime Obligations Fund, Cl I, 3.000%	3,342,280	3,342

Total Cash Equivalent (Cost $3,342 (000))		3,342

Asset-Backed Security (A) — 1.1%
Ford Credit Floorplan Master Owner Trust
0.56%, 01/15/18	3,000	3,001

Total Asset-Backed Security (Cost $3,000 (000))		3,001

Total Investments — 99.4% (Cost $254,983 (000)) †		$261,131

Percentages are based on net assets of $262,578 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at April 30, 2015.

(B)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2015, the value of these securities amounted to $7,238 (000), representing 2.8% of the net assets.

(C)	The rate reported is the 7-day effective yield as of April 30, 2015.

AGM — Assured Guaranty Municipal

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

† At April 30, 2015, the tax basis cost of the Fund’s investments was $254,983(000), and the unrealized appreciation and depreciation were $8,009 (000) and $(1,861) (000), respectively.

5

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON CORE BOND FUND

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$144,084	$—	$144,084
Municipal Bonds	—	50,038	—	50,038
U.S. Government Mortgage-Backed Obligations	—	27,281	—	27,281
Registered Investment Company	12,595	—	—	12,595
U.S. Government Agency Obligations	—	15,640	—	15,640
U.S. Treasury Obligation	—	5,150	—	5,150
Cash Equivalent	3,342	—	—	3,342
Asset-Backed Security	—	3,001	—	3,001

Total Investments in Securities	$15,937	$245,194	$—	$261,131

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-006-1400

6

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)

Common Stock — 99.6%
Aerospace & Defense — 2.7%
Northrop Grumman	11,000	$1,695
Orbital ATK	20,000	1,463
Raytheon	16,000	1,664

Total Aerospace & Defense		4,822

Airlines — 1.2%
JetBlue Airways *	100,000	2,053

Total Airlines		2,053

Automotive — 2.0%
AutoNation *	30,000	1,846
Murphy USA *	27,000	1,764

Total Automotive		3,610

Banks — 12.1%
Bank of New York Mellon	67,000	2,837
BB&T	76,000	2,910
Capital One Financial	33,000	2,668
Huntington Bancshares	157,000	1,705
Morgan Stanley	65,000	2,425
PNC Financial Services Group	20,000	1,835
SunTrust Banks	50,000	2,075
Synovus Financial	68,000	1,881
Wells Fargo	52,000	2,865

Total Banks		21,201

Broadcasting, Newspapers & Advertising — 1.0%
Gannett	50,000	1,716

Total Broadcasting, Newspapers & Advertising		1,716

Chemicals — 2.3%
Eastman Chemical	25,000	1,905
LyondellBasell Industries, Cl A	21,000	2,174

Total Chemicals		4,079

Commercial Services — 2.5%
ADT	53,000	1,993
ManpowerGroup	28,000	2,389

Total Commercial Services		4,382

Computer & Electronics Retail — 1.5%
Best Buy	74,000	2,564

Total Computer & Electronics Retail		2,564

Computer Software — 1.0%
Mentor Graphics	72,000	1,723

Total Computer Software		1,723

Computers & Services — 5.1%
Convergys	76,000	1,724
Corning	125,000	2,616
Hewlett-Packard	80,000	2,638
Juniper Networks	75,000	1,982

Total Computers & Services		8,960

Description	Shares	Value (000)
Containers & Packaging — 1.1%
Ball	27,000	$1,982

Total Containers & Packaging		1,982

Drug Retail — 4.3%
AmerisourceBergen, Cl A	20,000	2,286
CVS Health	33,000	3,277
Walgreens Boots Alliance	25,000	2,073

Total Drug Retail		7,636

Electrical Utilities — 3.4%
NRG Energy	97,000	2,448
PPL	51,000	1,736
Public Service Enterprise	43,000	1,786

Total Electrical Utilities		5,970

Electronic Components & Equipment — 2.7%
Arrow Electronics *	49,000	2,926
Avnet	43,000	1,833

Total Electronic Components & Equipment		4,759

Engineering Services — 1.1%
AECOM Technology *	59,000	1,862

Total Engineering Services		1,862

Financial Services — 3.4%
Ameriprise Financial	23,000	2,881
NASDAQ OMX Group	63,000	3,064

Total Financial Services		5,945

Health Care Services — 1.0%
Quest Diagnostics	24,000	1,714

Total Health Care Services		1,714

Household Products — 1.1%
Stanley Black & Decker	19,000	1,875

Total Household Products		1,875

Insurance — 14.3%
Allstate	44,000	3,065
Chubb	26,000	2,557
Cincinnati Financial	32,000	1,620
Everest Re Group	16,000	2,863
Hanover Insurance Group	24,000	1,646
HCC Insurance Holdings	49,000	2,791
Lincoln National	51,000	2,881
Reinsurance Group of America, Cl A	33,000	3,023
Travelers	17,000	1,719
Unum Group	86,000	2,938

Total Insurance		25,103

Managed Health Care — 3.1%
Aetna	26,000	2,779
UnitedHealth Group	24,000	2,673

Total Managed Health Care		5,452

7

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)
Manufacturing — 1.0%
Parker-Hannifin	15,000	$1,790

Total Manufacturing		1,790

Medical Products & Services — 2.0%
Express Scripts Holding *	21,000	1,815
Universal Health Services, Cl B	15,000	1,754

Total Medical Products & Services		3,569

Paper & Paper Products — 2.6%
Domtar	38,000	1,643
Sonoco Products	64,000	2,860

Total Paper & Paper Products		4,503

Petroleum & Fuel Products — 7.1%
Cameron International *	39,000	2,138
Denbury Resources	250,000	2,202
Devon Energy	32,000	2,183
Ensco, Cl A	60,000	1,637
Marathon Oil	81,000	2,519
National Oilwell Varco	33,000	1,796

Total Petroleum & Fuel Products		12,475

Petroleum Refining — 4.0%
Hess	25,000	1,923
Marathon Petroleum	30,000	2,957
Valero Energy	38,000	2,162

Total Petroleum Refining		7,042

Printing & Publishing — 1.4%
Xerox	220,000	2,530

Total Printing & Publishing		2,530

Retail — 10.5%
Bed Bath & Beyond *	23,000	1,621
Darden Restaurants	28,000	1,785
Dick’s Sporting Goods	35,000	1,899
Foot Locker	53,000	3,151
GameStop, Cl A	50,000	1,927
Kohl’s	22,000	1,576
Macy’s	47,000	3,038
Staples	102,000	1,665
Target	23,000	1,813

Total Retail		18,475

Semi-Conductors & Instruments — 1.5%
Intel	82,000	2,669

Total Semi-Conductors & Instruments		2,669

Telephones & Telecommunication — 1.0%
Verizon Communications	35,000	1,765

Total Telephones & Telecommunication		1,765

Waste Management Services — 1.6%
Archer-Daniels-Midland	56,000	2,737

Total Waste Management Services		2,737

Total Common Stock (Cost $145,580 (000))		174,963

Description	Shares	Value (000)

Cash Equivalent (A) — 0.8%
Federated Prime Obligations Fund, Cl I, 0.030%	1,382,587	$1,383

Total Cash Equivalent (Cost $1,383 (000))		1,383

Total Investments — 100.4% (Cost $146,963 (000)) †		$176,346

Percentages are based on net assets of $175,638 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2015.

Cl — Class

† At April 30, 2015, the tax basis cost of the Fund’s investments was $146,963 (000), and the unrealized appreciation and depreciation were $32,004 (000) and $(2,621) (000), respectively.

As of April 30, 2015, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-001-1400

8

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)

Common Stock — 99.1%
Airlines — 1.3%
Southwest Airlines	50,000	$2,028

Total Airlines		2,028

Automotive — 3.1%
AutoZone *	3,500	2,355
O’Reilly Automotive *	11,000	2,396

Total Automotive		4,751

Banks — 3.1%
East West Bancorp	55,000	2,232
Signature Bank NY *	18,000	2,414

Total Banks		4,646

Building & Construction — 1.3%
Toll Brothers *	56,000	1,990

Total Building & Construction		1,990

Cable/Media — 1.5%
AMC Networks, Cl A *	30,000	2,263

Total Cable/Media		2,263

Chemicals — 2.9%
Minerals Technologies	33,000	2,235
PPG Industries	10,000	2,216

Total Chemicals		4,451

Commercial Services — 1.5%
Robert Half International	41,000	2,273

Total Commercial Services		2,273

Computers & Services — 12.4%
Alliance Data Systems *	7,000	2,081
Apple	19,000	2,378
ARRIS Group *	73,000	2,458
Broadridge Financial Solutions	44,000	2,373
F5 Networks *	19,000	2,318
Microsoft	50,000	2,432
Western Digital	23,000	2,248
Zebra Technologies, Cl A *	27,000	2,486

Total Computers & Services		18,774

Consumer Electronics — 1.4%
Harman International Industries	16,000	2,086

Total Consumer Electronics		2,086

Data Processing & Outsourced Services — 1.5%
Fiserv *	29,000	2,250

Total Data Processing & Outsourced Services		2,250

Drugs — 1.5%
Mylan *	32,000	2,312

Total Drugs		2,312

E-Commerce — 1.6%
Expedia	25,000	2,356

Total E-Commerce		2,356

Description	Shares	Value (000)
Entertainment — 2.9%
Electronic Arts *	40,000	$2,324
Time Warner	25,000	2,110

Total Entertainment		4,434

Environmental Services — 1.4%
Waste Management	41,000	2,031

Total Environmental Services		2,031

Financial Services — 4.6%
BlackRock, Cl A	6,000	2,184
Invesco	58,000	2,402
State Street	30,000	2,314

Total Financial Services		6,900

Food, Beverage & Tobacco — 4.4%
Constellation Brands, Cl A	21,000	2,435
Dr Pepper Snapple Group	29,000	2,163
Hormel Foods	39,000	2,119

Total Food, Beverage & Tobacco		6,717

Home Improvement Retail — 1.3%
Home Depot	18,000	1,926

Total Home Improvement Retail		1,926

Hotels & Lodging — 3.0%
Marriott International, Cl A	29,000	2,322
Wyndham Worldwide	26,000	2,220

Total Hotels & Lodging		4,542

Household Products — 2.9%
Clorox	20,000	2,122
Snap-on	15,000	2,243

Total Household Products		4,365

Industrials — 1.5%
Textron	52,000	2,287

Total Industrials		2,287

Information Technology — 1.7%
VeriSign *	40,000	2,540

Total Information Technology		2,540

Insurance — 1.5%
Principal Financial Group	44,000	2,249

Total Insurance		2,249

Insurance Brokers — 2.9%
Aon	24,000	2,310
Marsh & McLennan	38,000	2,134

Total Insurance Brokers		4,444

Manufacturing — 3.1%
Acuity Brands	14,000	2,337
Roper Technologies	14,000	2,355

Total Manufacturing		4,692

Medical Products & Services — 11.7%
Becton Dickinson and	15,000	2,113
Biogen *	6,000	2,244

9

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)
Medical Products & Services — (continued)
Cigna	17,000	$2,119
Gilead Sciences	20,000	2,010
HCA Holdings *	31,000	2,294
Medtronic	30,000	2,234
Omnicare	29,000	2,551
Zimmer Holdings	19,000	2,087

Total Medical Products & Services		17,652

Petroleum & Fuel Products — 1.6%
Schlumberger	26,000	2,460

Total Petroleum & Fuel Products		2,460

Pharmaceuticals — 1.5%
Actavis *	8,000	2,263

Total Pharmaceuticals		2,263

Printing & Publishing — 1.5%
Deluxe	35,000	2,266

Total Printing & Publishing		2,266

Real Estate Investment Trust — 2.8%
Jones Lang LaSalle	14,000	2,325
Omega Healthcare Investors	51,000	1,840

Total Real Estate Investment Trust		4,165

Retail — 7.1%
Brinker International	35,000	1,938
Chipotle Mexican Grill, Cl A *	3,000	1,864
Dollar General	32,000	2,327
Hanesbrands	76,000	2,362
L Brands	25,000	2,234

Total Retail		10,725

Semi-Conductors & Instruments — 8.6%
Avago Technologies, Cl A	18,000	2,104
Lam Research	28,000	2,116
Microchip Technology	47,000	2,240
Micron Technology *	73,000	2,054
Skyworks Solutions	24,000	2,214
TE Connectivity	35,000	2,329

Total Semi-Conductors & Instruments		13,057

Total Common Stock (Cost $122,896 (000))		149,895

Cash Equivalent (A) — 1.2%
Federated Prime Obligations Fund, Cl I, 0.030%	1,902,099	1,902

Total Cash Equivalent (Cost $1,902 (000))		1,902

Total Investments — 100.3% (Cost $124,798 (000)) †		$151,797

Percentages are based on net assets of $151,273 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2015.

CL — Class

† At April 30, 2015, the tax basis cost of the Fund’s investments was $124,798 (000), and the unrealized appreciation and depreciation were $29,004 (000) and $(2,005) (000), respectively.

As of April 30, 2015, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-004-1400

10

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 96.5%
Aerospace & Defense — 1.1%
HEICO	150,000	$8,376

Total Aerospace & Defense		8,376

Airlines — 1.1%
Spirit Airlines *	120,000	8,216

Total Airlines		8,216

Automotive — 3.4%
Asbury Automotive Group *	120,000	10,084
CST Brands	206,897	8,630
Group 1 Automotive	90,000	7,108

Total Automotive		25,822

Banks — 10.3%
EverBank Financial	450,000	8,356
First Financial Bankshares	290,000	8,398
International Bancshares	340,000	8,833
Prosperity Bancshares	140,000	7,468
Renasant	290,000	8,616
Southside Bancshares	325,500	8,893
Synovus Financial	350,000	9,681
Trustmark	350,000	8,330
United Community Banks	520,000	9,677

Total Banks		78,252

Broadcasting, Newspapers and Advertising — 1.5%
Gray Television *	870,000	11,536

Total Broadcasting, Newspapers and Advertising		11,536

Commercial Services — 1.1%
Insperity	180,000	8,669

Total Commercial Services		8,669

Computer Software — 3.9%
Ebix	350,000	9,552
Manhattan Associates *	210,000	11,038
SolarWinds *	180,000	8,780

Total Computer Software		29,370

Computers & Services — 2.5%
Cardtronics *	250,000	9,432
Sykes Enterprises *	390,000	9,762

Total Computers & Services		19,194

Data Processing & Outsourced Services — 1.1%
FTI Consulting *	200,000	8,222

Total Data Processing & Outsourced Services		8,222

Electrical Utilities — 2.2%
El Paso Electric	220,000	8,186
TECO Energy	440,000	8,338

Total Electrical Utilities		16,524

Electronic Components & Equipment — 1.8%
FARO Technologies *	150,000	5,974
Tech Data *	135,000	7,610

Total Electronic Components & Equipment		13,584

Description	Shares	Value (000)
Engineering Services — 1.3%
Dycom Industries *	210,000	$9,656

Total Engineering Services		9,656

Entertainment — 1.3%
Six Flags Entertainment	210,000	9,874

Total Entertainment		9,874

Financial Services — 0.7%
Cash America International	200,000	5,184

Total Financial Services		5,184

Food, Beverage & Tobacco — 6.0%
Cal-Maine Foods	240,000	10,730
Flowers Foods	430,000	9,606
Fresh Del Monte Produce	250,000	9,233
National Beverage *	390,000	8,716
Sanderson Farms	100,000	7,512

Total Food, Beverage & Tobacco		45,797

Gas & Natural Gas — 1.1%
Atmos Energy	160,000	8,640

Total Gas & Natural Gas		8,640

Hotels & Lodging — 3.9%
Interval Leisure Group	376,000	9,321
La Quinta Holdings *	420,000	10,114
Marriott Vacations Worldwide	120,000	9,865

Total Hotels & Lodging		29,300

Household Products — 1.4%
Helen of Troy *	120,000	10,513

Total Household Products		10,513

Insurance — 7.9%
American National Insurance	80,000	8,005
Amerisafe	220,000	9,942
HCC Insurance Holdings	170,000	9,683
HCI Group	200,000	8,716
Infinity Property & Casualty	120,000	8,898
Primerica	170,000	7,857
United Insurance Holdings	400,000	6,652

Total Insurance		59,753

Machinery — 2.5%
Alamo Group	170,000	10,502
Sun Hydraulics	215,000	8,366

Total Machinery		18,868

Medical Products & Services — 6.2%
ExamWorks Group *	220,000	9,009
Greatbatch *	190,000	10,245
HealthSouth	220,000	9,948
MedAssets *	370,000	7,489
US Physical Therapy	225,000	10,611

Total Medical Products & Services		47,302

Paper & Paper Products — 3.6%
Graphic Packaging Holding	640,000	9,024
Neenah Paper	155,000	9,373

11

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)
Paper & Paper Products — (continued)
Schweitzer-Mauduit International	200,000	$8,842

Total Paper & Paper Products		27,239

Petroleum & Fuel Products — 7.7%
Exterran Holdings	210,000	7,785
Forum Energy Technologies *	390,000	9,072
Newpark Resources *	840,000	8,618
Oil States International *	160,000	7,614
RPC	490,000	7,796
SEACOR Holdings *	100,000	7,266
Superior Energy Services	400,000	10,200

Total Petroleum & Fuel Products		58,351

Petroleum Refining — 2.5%
Alon USA Energy	570,000	9,171
Western Refining	220,000	9,691

Total Petroleum Refining		18,862

Real Estate Investment Trusts — 3.2%
EastGroup Properties	130,000	7,436
Lamar Advertising, Cl A	160,000	9,274
St. Joe *	420,000	7,329

Total Real Estate Investment Trusts		24,039

Retail — 9.7%
Bloomin’ Brands	300,000	6,798
Brinker International	150,000	8,305
Fiesta Restaurant Group *	120,000	6,066
Hibbett Sports *	190,000	8,892
MarineMax *	370,000	8,170
Mattress Firm Holding *	130,000	7,680
Pool	150,000	9,734
Popeyes Louisiana Kitchen *	160,000	8,909
Ruth’s Hospitality Group	620,000	9,021

Total Retail		73,575

Semi-Conductors & Instruments — 3.9%
Benchmark Electronics *	350,000	8,235
Cirrus Logic *	360,000	12,161
Diodes *	330,000	8,818

Total Semi-Conductors & Instruments		29,214

Telecommunication Services — 0.6%
Premiere Global Services *	422,000	4,309

Total Telecommunication Services		4,309

Transportation Services — 3.0%
Ryder System	95,000	9,059
Saia *	170,000	6,928
Trinity Industries	260,000	7,043

Total Transportation Services		23,030

Total Common Stock (Cost $580,959 (000))		731,271

Cash Equivalent (A) — 3.7%
Federated Prime Obligations Fund, Cl I, 0.030%	27,540,558	27,541

Total Cash Equivalent (Cost $27,541 (000))		27,541

Total Investments — 100.2% (Cost $608,500 (000)) †		$758,812

Percentages are based on net assets of $757,581 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2015.

Cl — Class

† At April 30, 2015, the tax basis cost of the Fund’s investments was $608,500 (000), and the unrealized appreciation and depreciation were $166,928 (000) and $(16,616) (000), respectively.

As of April 30, 2015, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-1400

12

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — 73.3%
Advertising Agencies — 0.6%
Omnicom Group	9,000	$682

Total Advertising Agencies		682

Aerospace & Defense — 1.7%
Huntington Ingalls Industries	7,690	1,012
Northrop Grumman (1)	5,910	910

Total Aerospace & Defense		1,922

Agriculture — 0.6%
CF Industries Holdings	2,300	661

Total Agriculture		661

Airlines — 1.0%
Southwest Airlines (1)	27,380	1,110

Total Airlines		1,110

Automotive — 1.5%
Gentex	45,480	789
O’Reilly Automotive *	4,460	972

Total Automotive		1,761

Banks — 2.4%
East West Bancorp (1)	19,410	788
M&T Bank	3,820	457
Pinnacle Financial Partners	14,880	709
Wells Fargo (1)	15,240	840

Total Banks		2,794

Building & Construction — 0.6%
American Woodmark *(1)	13,840	702

Total Building & Construction		702

Cable/Media — 0.8%
Time Warner Cable (1)	5,660	880

Total Cable/Media		880

Chemicals — 0.7%
Ashland (1)	6,450	815

Total Chemicals		815

Commercial Services — 1.2%
Insperity (1)	13,100	631
Regis *(1)	49,290	814

Total Commercial Services		1,445

Computer Software — 0.6%
Synopsys *	13,700	642

Total Computer Software		642

Computers & Services — 3.7%
Apple (1)	6,920	866
Broadridge Financial Solutions	18,379	991
Cisco Systems	30,100	868
Fidelity National Information Services	12,990	812

Description	Shares	Value (000)
Computers & Services — (continued)
Hewlett-Packard	23,460	$773

Total Computers & Services		4,310

Containers & Packaging — 1.5%
Ball (1)	12,470	916
Silgan Holdings	14,200	765

Total Containers & Packaging		1,681

Data Processing & Outsourced Services — 0.7%
Fiserv *	10,300	799

Total Data Processing & Outsourced Services		799

Diversified Support Services — 0.8%
Cintas (1)	11,430	914

Total Diversified Support Services		914

Drug Retail — 0.7%
CVS Health (1)	8,440	838

Total Drug Retail		838

Drugs — 0.5%
Bristol-Myers Squibb (1)	9,700	618

Total Drugs		618

E-Commerce — 0.3%
PetMed Express	25,000	396

Total E-Commerce		396

Electrical Components & Equipment — 0.7%
II-VI *(1)	44,000	783

Total Electrical Components & Equipment		783

Electrical Utilities — 1.4%
Public Service Enterprise	19,900	826
Vectren (1)	18,570	802

Total Electrical Utilities		1,628

Entertainment — 0.7%
Cinemark Holdings	18,300	780

Total Entertainment		780

Environmental Services — 0.6%
Waste Management	13,200	654

Total Environmental Services		654

Financial Services — 0.7%
NASDAQ OMX Group	17,790	865

Total Financial Services		865

Food, Beverage & Tobacco — 1.8%
Kroger (1)	14,600	1,006

13

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Food, Beverage & Tobacco — (continued)
SpartanNash	33,810	$1,020

Total Food, Beverage & Tobacco		2,026

Gas & Natural Gas — 1.3%
Northwest Natural Gas	15,480	723
UGI (1)	21,825	760

Total Gas & Natural Gas		1,483

Household Products — 1.5%
Clorox (1)	8,450	897
Newell Rubbermaid	22,620	862

Total Household Products		1,759

Information Technology — 1.4%
Leidos Holdings	19,100	796
VeriSign *	12,300	781

Total Information Technology		1,577

Insurance — 9.4%
Alleghany *	1,550	734
Allstate (1)	12,040	839
American Financial Group	12,800	809
Amerisafe	17,000	768
Aspen Insurance Holdings	19,500	911
Employers Holdings	30,100	735
Everest Re Group	4,560	816
HCC Insurance Holdings	15,990	911
Infinity Property & Casualty	9,240	685
Navigators Group *(1)	11,430	892
Reinsurance Group of America, Cl A(1)	8,570	785
Selective Insurance Group	10,870	293
Travelers (1)	7,940	803
XL Group, Cl A (1)	22,980	852

Total Insurance		10,833

Managed Health Care — 2.5%
Aetna (1)	9,580	1,024
Humana (1)	5,770	956
UnitedHealth Group (1)	8,450	941

Total Managed Health Care		2,921

Medical Products & Services — 8.7%
Anthem (1)	7,490	1,130
Chemed	6,900	795
Cigna (1)	8,060	1,005
Ensign Group	14,100	594
Express Scripts Holding *	10,060	869
Hologic *(1)	22,100	746
Laboratory Corp of America Holdings *	5,100	610
Medtronic (1)	11,430	851
Omnicare (1)	11,690	1,028
Quality Systems	36,200	565
Universal Health Services, Cl B (1)	7,740	905
VCA *	19,290	983

Total Medical Products & Services		10,081

Description	Shares	Value (000)
Metals & Mining — 0.6%
Newmont Mining (1)	27,900	$739

Total Metals & Mining		739

Paper & Paper Products — 2.0%
Bemis	14,800	666
International Paper (1)	15,000	806
Sonoco Products (1)	19,590	875

Total Paper & Paper Products		2,347

Petroleum Refining — 2.1%
Marathon Petroleum	7,100	700
Tesoro (1)	11,410	979
World Fuel Services	13,200	733

Total Petroleum Refining		2,412

Pharmaceuticals — 1.5%
Abbott Laboratories (1)	18,160	843
Pfizer (1)	27,030	917

Total Pharmaceuticals		1,760

Real Estate Investment Trust — 4.1%
Acadia Realty Trust	23,360	722
Boston Properties	5,900	781
Equity Residential	10,810	798
Post Properties	14,290	817
Simon Property Group	4,640	842
Weingarten Realty Investors	23,980	785

Total Real Estate Investment Trust		4,745

Retail — 7.9%
Bed Bath & Beyond *	11,550	814
Buckle	14,530	651
Darden Restaurants (1)	14,290	911
Dollar Tree *	12,100	924
Foot Locker	13,100	779
Kohl’s (1)	12,740	913
Lowe’s	12,570	865
Ross Stores	9,290	919
Stage Stores	39,450	762
Target	10,600	836
Zumiez *	24,070	763

Total Retail		9,137

Semi-Conductors & Instruments — 2.5%
Broadcom, Cl A (1)	19,160	847
Cabot Microelectronics *	16,100	762
IPG Photonics *	7,900	700
Mercury Systems *	40,000	552

Total Semi-Conductors & Instruments		2,861

Telephones & Telecommunication — 2.1%
Atlantic Telegraph-Network (1)	12,620	833
CenturyLink (1)	20,950	753
Frontier Communications	127,400	874

Total Telephones & Telecommunication		2,460

Total Common Stock (Cost $76,435 (000))		84,821

14

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Cash Equivalents (A) — 33.7%
AIM Short-Term Investment Money Market, 0.020%	12,536,423	$12,537
Federated Prime Obligations Fund, Cl I, 0.030%	12,775,359	12,775
SEI Daily Income Prime Obligation Fund, Cl A, 0.010%	13,627,415	13,627

Total Cash Equivalents (Cost $38,939 (000))		38,939

Total Investments — 107.0% (Cost $115,374 (000)) †		$123,760

Securities Sold Short — (7.1)%

Common Stock — (7.1)%
Aerospace & Defense — (0.1)%
Kratos Defense & Security Solutions *	(29,200)	(160)

Total Aerospace & Defense		(160)

Agriculture — (0.2)%
American Vanguard	(13,460)	(147)

Total Agriculture		(147)

Automotive — (0.3)%
Tesla Motors *	(790)	(178)
Winnebago Industries	(8,000)	(166)

Total Automotive		(344)

Banks — (0.1)%
Southside Bancshares	(6,038)	(165)

Total Banks		(165)

Beauty Products — (0.1)%
Elizabeth Arden *	(10,990)	(155)

Total Beauty Products		(155)

Building & Construction — (0.3)%
Beazer Homes USA *	(9,080)	(159)
KB Home	(10,330)	(150)

Total Building & Construction		(309)

E-Commerce — (0.3)%
FTD *	(5,670)	(162)
MakeMyTrip *	(7,140)	(151)

Total E-Commerce		(313)

Electrical Components & Equipment — (0.1)%
InvenSense, Cl A *	(11,010)	(164)

Total Electrical Components & Equipment		(164)

Engineering Services — (0.3)%
Primoris Services	(9,110)	(175)
Quanta Services *	(5,820)	(169)

Total Engineering Services		(344)

Financial Services — (0.2)%
First Cash Financial Services *	(3,530)	(171)

Total Financial Services		(171)

Food, Beverage & Tobacco — (0.1)%
Hershey	(1,680)	(154)

Total Food, Beverage & Tobacco		(154)

Gas & Natural Gas — (0.4)%
EnLink Midstream	(4,920)	(173)
Golar LNG	(4,760)	(172)
Sunoco Logistics Partners	(3,930)	(174)

Total Gas & Natural Gas		(519)

Description	Shares	Value (000)
Household Products — (0.1) %
iRobot *	(4,960)	$(161)

Total Household Products		(161)

Information Technology — (0.3)%
Dealertrack Technologies *	(4,250)	(167)
NetSuite *	(1,740)	(167)

Total Information Technology		(334)

Machinery — (0.1)%
Graco	(2,360)	(169)

Total Machinery		(169)

Manufacturing — (0.5)%
Boulder Brands *	(16,600)	(158)
Keurig Green Mountain	(1,430)	(167)
SolarCity *	(2,980)	(179)

Total Manufacturing		(504)

Medical Products & Services — (0.6)%
Epizyme *	(8,380)	(137)
Keryx Biopharmaceuticals *	(11,510)	(123)
Oxford Immunotec Global *	(12,320)	(163)
STAAR Surgical *	(19,110)	(169)
Vanda Pharmaceuticals *	(17,490)	(160)

Total Medical Products & Services		(752)

Metals & Mining — (0.3)%
Agnico Eagle Mines	(5,620)	(170)
Horsehead Holding *	(13,720)	(205)

Total Metals & Mining		(375)

Office Furniture & Fixtures — (0.1)%
Herman Miller	(5,850)	(160)

Total Office Furniture & Fixtures		(160)

Petroleum & Fuel Products — (0.5)%
Abraxas Petroleum *	(47,210)	(179)
Antero Resources *	(4,460)	(198)
Core Laboratories	(1,410)	(185)

Total Petroleum & Fuel Products		(562)

Printing & Publishing — (0.1)%
InnerWorkings *	(24,990)	(158)

Total Printing & Publishing		(158)

Real Estate Investment Trust — (0.4)%
Cousins Properties	(16,470)	(160)
iStar Financial *	(11,980)	(162)
Potlatch	(4,250)	(157)

Total Real Estate Investment Trust		(479)

Retail — (0.9)%
Del Frisco’s Restaurant Group *	(8,210)	(166)
Fastenal	(4,010)	(171)
Five Below *	(4,580)	(154)
Noodles, Cl A *	(9,190)	(184)
Tiffany	(1,870)	(163)
Tuesday Morning *	(10,220)	(162)

Total Retail		(1,000)

Semi-Conductors & Instruments — (0.2)%
Applied Micro Circuits *	(32,240)	(173)

Total Semi-Conductors & Instruments		(173)

Telecommunication Services — (0.1)%
Actua *	(10,980)	(159)

Total Telecommunication Services		(159)

Transportation Services — (0.2)%
Navistar International *	(6,010)	(180)

Total Transportation Services		(180)

15

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Waste Management Services — (0.2)%
Darling Ingredients *	(11,600)	$(158)

Total Waste Management Services		(158)

Total Common Stock (Proceeds $(8,232 (000)))		(8,269)

Total Securities Sold Short — (7.1)% (Proceeds $(8,232 (000)))@		$(8,269)

Percentages are based on Net Assets of $115,663 (000).

(1)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.

(A)	The rate shown is the 7-day effective yield as of April 30, 2015.

Cl — Class

*	Non-income producing security.

† At April 30, 2015, the tax basis cost of the Fund’s investments, excluding securities sold short, was $115,374 (000), and the unrealized appreciation and depreciation were $9,654 (000) and $(1,268) (000), respectively.

@ At April 30, 2015, the tax basis proceeds of the Fund’s securities sold short was $8,232 (000) and the unrealized appreciation and depreciation were $258 (000) and $295 (000), respectively.

As of April 30, 2015 all of the Funds investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-1400

16

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Common Stock — 96.9%
Australia — 1.3%
BHP Billiton ADR	132,340	$6,788

Total Australia		6,788

Austria — 5.3%
Conwert Immobilien Invest *	375,190	4,733
Erste Group Bank	253,179	7,134
Schoeller-Bleckmann Oilfield Equipment	104,753	7,370
Voestalpine	201,498	8,419

Total Austria		27,656

Bermuda — 2.9%
Everest Re Group	84,588	15,134

Total Bermuda		15,134

Brazil — 3.2%
Banco Bradesco ADR	490,291	5,241
Banco do Brasil	582,600	5,088
Qualicorp	791,300	6,414

Total Brazil		16,743

Canada — 0.8%
Rogers Communications, Cl B	117,332	4,190

Total Canada		4,190

China — 8.2%
Anhui Conch Cement, Cl H	2,176,000	8,797
China Oilfield Services, Cl H	4,747,200	9,746
Industrial & Commercial Bank of China, Cl H	8,459,000	7,337
Mindray Medical International ADR	258,786	7,991
Weichai Power, Cl H	2,161,400	8,563

Total China		42,434

Colombia — 1.0%
Bancolombia ADR	118,697	5,373

Total Colombia		5,373

Czech Republic — 1.1%
Komercni Banka	24,558	5,465

Total Czech Republic		5,465

France — 2.8%
Societe Generale	150,022	7,485
Sodexo	71,900	7,261

Total France		14,746

Hong Kong — 2.0%
Orient Overseas International	1,706,700	10,474

Total Hong Kong		10,474

India — 4.4%
HDFC Bank ADR	191,652	10,893
ICICI Bank ADR	1,090,454	11,919

Total India		22,812

Description	Shares	Value (000)
Indonesia — 0.8%
Indofood Sukses Makmur	8,056,400	$4,182

Total Indonesia		4,182

Ireland — 8.0%
ICON *	313,796	20,190
Shire	262,074	21,321

Total Ireland		41,511

Japan — 8.6%
Denso	335,600	16,623
Hitachi	1,201,000	8,176
Nippon Steel & Sumitomo Metal	2,688,000	6,976
Secom	186,900	13,216

Total Japan		44,991

Netherlands — 4.1%
Core Laboratories	118,356	15,538
Royal Dutch Shell, Cl A	176,885	5,597

Total Netherlands		21,135

Norway — 6.8%
DNB	822,690	14,604
Norsk Hydro	1,424,878	6,743
StatoilHydro ADR [1]	377,251	8,009
Subsea 7	537,859	5,970

Total Norway		35,326

Panama — 2.3%
Carnival	273,098	12,008

Total Panama		12,008

Singapore — 2.8%
DBS Group Holdings	573,000	9,096
United Industrial	2,155,900	5,579

Total Singapore		14,675

South Korea — 3.9%
Hyundai Mobis	34,408	7,566
POSCO	25,145	5,923
Samsung Electronics	5,335	6,999

Total South Korea		20,488

Spain — 3.0%
Amadeus IT Holding, Cl A	345,598	15,721

Total Spain		15,721

Sweden — 2.0%
Getinge, Cl B	424,306	10,292

Total Sweden		10,292

Switzerland — 6.7%
Credit Suisse Group ADR	244,870	6,310
Novartis ADR	142,491	14,506
Roche Holding	49,689	14,159

Total Switzerland		34,975

17

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)
Taiwan — 3.3%
Advanced Semiconductor Engineering	8,598,000	$12,193
Taiwan Semiconductor Manufacturing	1,051,000	5,060

Total Taiwan		17,253

Turkey — 2.3%
Akbank	2,159,387	6,286
Turkiye Garanti Bankasi	1,815,977	5,772

Total Turkey		12,058

United Kingdom — 9.3%
ARM Holdings ADR	441,789	22,526
Diageo	416,120	11,566
HSBC Holdings	586,580	5,866
Rio Tinto ADR	191,006	8,555

Total United Kingdom		48,513

Total Common Stock (Cost $429,658 (000))		504,943

Cash Equivalents — 2.9%
Dreyfus Government Cash Management, 0.000%	12,786,781	12,787
Federated Prime Obligations Fund, Cl I, 0.030%	2,305,001	2,305

Total Cash Equivalents (Cost $15,092 (000))		15,092

Total Investments — 99.8% (Cost $444,750 (000)) †		$520,035

Percentages are based on net assets of $521,223 (000).

ADR — American Depositary Receipt

Cl — Class

† At April 30, 2015, the tax basis cost of the Fund’s investments was $444,750 (000), and the unrealized appreciation and depreciation were $94,702 (000) and $(19,417) (000), respectively.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2 ‡	Level 3	Total
Common Stock
Australia	$6,788	$—	$—	$6,788
Austria	—	27,656	—	27,656
Bermuda	15,134	—	—	15,134
Brazil	16,743	—	—	16,743
Canada	4,190	—	—	4,190
China	7,991	34,443	—	42,434
Colombia	5,373	—	—	5,373
Czech Republic	—	5,465	—	5,465
France	—	14,746	—	14,746
Hong Kong	—	10,474	—	10,474
India	22,812	—	—	22,812
Indonesia	—	4,182	—	4,182
Ireland	20,190	21,321	—	41,511
Japan	—	44,991	—	44,991
Netherlands	15,538	5,597	—	21,135
Norway	8,009	27,317	—	35,326
Panama	12,008	—	—	12,008
Singapore	—	14,675	—	14,675
South Korea	—	20,488	—	20,488
Spain	—	15,721	—	15,721
Sweden	—	10,292	—	10,292
Switzerland	20,816	14,159	—	34,975
Taiwan	—	17,253	—	17,253
Turkey	—	12,058	—	12,058
United Kingdom	31,081	17,432	—	48,513

Total Common Stock	186,673	318,270	—	504,943

Cash Equivalents	15,092	—	—	15,092

Total Investments in Securities	$201,765	$318,270	$—	$520,035

‡ Represents securities trading outside the United States, the values of which were adjusted as a result of significant market movement following the close of local trading.

During the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-1400

18

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 94.2%

Alabama — 3.3%
Birmingham Water Works Board, Ser A, RB
Callable 01/01/22 @ 100
3.875%, 01/01/32	$335	$338

Total Alabama		338

Louisiana — 90.2%
Central Community School System, GO
Callable 03/01/24 @ 100
4.000%, 03/01/30	150	157
Callable 03/01/24 @ 100
4.000%, 03/01/31	250	259
City of Baton Rouge, Ser A-2, RB, AGM
Callable 08/01/18 @ 100
4.250%, 08/01/32	100	105
City of West Monroe Louisiana
Callable 12/01/25 @ 100
3.500%, 12/01/34	300	292
Desoto Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	370	371
Iberia Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	525	541
Lafayette, Consolidated Government, RB
Callable 11/01/20 @ 100
4.750%, 11/01/35	200	218
Lafayette, Parish Law Enforcement District, Limited Tax, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	280	281
Livingston, Utilities Revenue, RB
Callable 08/01/21 @ 100
5.300%, 08/01/41	250	270
Louisiana Local Government Environmental Facilities & Community Development Auth
Callable 10/01/24 @ 100
5.000%, 10/01/34	350	390
Louisiana State, Gas & Fuels Tax Project, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/37	165	186
Louisiana State, Transportation Authority, Ser A, RB
Callable 08/15/23 @ 100
4.500%, 08/15/43	350	368
Louisiana State, University & Agricultural & Mechanical College, Auxilary, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/35	100	109
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	750	783

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidation Project, RB, AMBAC
Pre-Refunded @ 100
4.500%, 06/01/17 (A)	$150	$162
Louisiana, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish Project, Ser A, RB
Callable 04/01/19 @ 100
5.375%, 04/01/31	100	113
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	300	315
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/41	325	361
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	500	503
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/40	610	681
Louisiana, Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Ser B, RB
Callable 10/01/15 @ 100
6.000%, 10/01/40	125	127
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	186
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL
Callable 06/01/17 @ 100
5.500%, 06/01/41	25	27

19

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Parish of Ascension, RB, AGM
Callable 04/01/18 @ 100
3.250%, 04/01/35	$565	$545
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	127
St. Charles Parish School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	300	288
St. Martin Parish, School District Project, GO, AGM
Callable 03/01/21 @ 100
5.000%, 03/01/31	100	111
St. Tammany Parish Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	260	258
St. Tammany Parish Road District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	275	283
Tangipahoa Parish, Water District Project, RB, AMBAC
Callable 04/01/17 @ 100
4.375%, 04/01/47	350	354
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB
Callable 04/01/20 @ 100
5.000%, 04/01/28	150	168
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM
Callable 04/01/21 @ 100
5.250%, 04/01/36	100	112
Zachary Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	203

Total Louisiana		9,254

Virgin Islands — 0.7%
Virgin Islands, Public Finance Authority, Matching Fund Loan Note Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	70	74

Total Virgin Islands		74

Total Municipal Bonds (Cost $9,239 (000))		9,666

Description	Shares	Value (000)

Cash Equivalent (B) — 4.5%
SEI Tax Exempt Trust — Institutional Tax Free Portfolio, Cl A, 0.020%	463,870	$464

Total Cash Equivalent (Cost $464 (000))		464

Total Investments — 98.8% (Cost $9,703 (000)) †		$10,130

Percentages are based on net assets of $10,258 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of April 30, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

GO — General Obligation

GNMA — Government National Mortgage Association

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

† At April 30, 2015, the tax basis cost of the Fund’s investments was $9,703 (000), and the unrealized appreciation and depreciation were $486 (000) and $(59) (000), respectively.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund’s Investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$9,666	$—	$9,666
Cash Equivalent	464	—	—	464

Total Investments in Securities	$464	$9,666	$—	$10,130

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-0900

20

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 95.5%
District of Columbia — 0.6%
Washington Convention & Sports Authority, Ser A, RB, AMBAC
Callable 10/01/16 @ 100
4.500%, 10/01/30	$110	$114

Total District of Columbia		114

Mississippi — 91.5%
Clinton Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	200	202
Jackson, State University Educational Building Project, Ser A-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/34	1,145	1,272
Mississippi, Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
4.000%, 10/01/36	900	941
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	944
Mississippi, Development Bank, Biloxi Project, Ser A, RB, AMBAC
Callable 11/01/16 @ 100
4.650%, 11/01/27	440	462
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB, AGM
Callable 12/01/20 @ 100
4.500%, 12/01/30	100	110
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	200	226
Mississippi, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	950	1,016
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	200	235
5.250%, 01/01/34	1,200	1,501
Mississippi, Development Bank, Hinds Community College District Project, RB, AGM
Callable 10/01/19 @ 100
5.375%, 10/01/33	50	57
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 04/01/21 @ 100
5.125%, 04/01/41	400	436
Mississippi, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	575	645

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi, Development Bank, Jackson Water & Sewer Project, RB, AGM
Callable 09/01/22 @ 100
3.500%, 09/01/34	$1,200	$1,174
Mississippi, Development Bank, Jones County Junior College Project, RB, AGM
Callable 03/01/19 @ 100
5.125%, 03/01/39	250	271
Callable 03/01/19 @ 100
5.000%, 03/01/33	75	83
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM
Callable 04/01/21 @ 100
5.500%, 04/01/30	385	446
Callable 04/01/21 @ 100
5.250%, 04/01/27	305	351
Callable 04/01/21 @ 100
5.125%, 04/01/26	50	57
Mississippi, Development Bank, Lowndes County Industrial Development Project, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/17 (A)	250	273
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
5.500%, 10/01/21	400	457
Mississippi, Development Bank, Marshall County Industrial Development Authority, RB
Callable 01/01/22 @ 100
3.000%, 01/01/28	295	284
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	605	627
Mississippi, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	900	841
Mississippi, Development Bank, Tax Increment Financing Project, Tax Allocation
Callable 05/01/19 @ 100
4.500%, 05/01/24	120	132
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	403
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 07/01/20 @ 100
5.250%, 07/01/30	230	266

21

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Mississippi — (continued)
Mississippi, State Home Corporation, Home Ownership Mortgage, Ser A, RB,
GNMA FNMA FHLMC
Callable 06/01/20 @ 100
4.550%, 12/01/31	$25	$26
Mississippi, State University Educational Building, RB
Callable 08/01/21 @ 100
5.000%, 08/01/41	705	781
Oxford, School District, School Improvement Project, GO
Callable 04/01/21 @ 100
4.500%, 04/01/31	500	546
University of Mississippi Educational Building, Medical Center Educational Building, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	250	250
University of Mississippi Educational Building, Student Housing Construction Project, Ser I, RB
Callable 10/01/16 @ 100
3.900%, 10/01/31	350	358
University of Southern Mississippi, Ser A
Callable 03/01/25 @ 100
3.250%, 03/01/33	500	483

Total Mississippi		16,156

Virgin Islands — 3.4%
Virgin Islands, Public Finance Authority, Matching Fund Loan Note Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	350	370
Virgin Islands, Public Finance Authority, Matching Fund Loan Note Project, Ser A, RB
Callable 10/01/20 @ 100
5.000%, 10/01/29	100	110
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Sub-Ser B, RB
Callable 10/01/20 @ 100
5.250%, 10/01/29	100	111

Total Virgin Islands		591

Total Municipal Bonds (Cost $16,013 (000))		16,861

Cash Equivalent (B) — 3.9%
SEI Tax Exempt Trust — Institutional Tax Free Portfolio, Cl A, 0.020%	679,387	679

Total Cash Equivalent (Cost $679 (000))		679

Total Investments — 99.4% (Cost $16,692 (000)) †		$17,540

Percentages are based on net assets of $17,652 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	The rate reported is the 7-day effective yield as of April 30, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

† At April 30, 2015, the tax basis cost of the Fund’s investments was $16,692 (000), and the unrealized appreciation and depreciation were $916 (000) and $(68) (000), respectively.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$16,861	$—	$16,861
Cash Equivalent	679	—	—	679

Total Investments in Securities	$679	$16,861	$—	$17,540

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-0900

22

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares/Face Amount (000)	Value (000)

Registered Investment Companies — 36.9%
Exchange Traded Funds — 24.8%
Alerian MLP ETF	654,807	$11,262
PowerShares Preferred Portfolio	346,060	5,122

Total Exchange Traded Fund		16,384

Open-End Funds — 12.1%
BlackRock Funds II — Floating Rate Income Portfolio	315,043	3,264
BlackRock High Yield Portfolio, Institutional Class	590,629	4,731

Total Open-End Fund		7,995

Total Registered Investment Companies (Cost $23,407 (000))		24,379

Corporate Bonds — 33.4%
Advertising — 0.6%
Visant
10.000%, 10/01/17	$500	436

Total Advertising		436

Aerospace & Defense — 0.6%
Erickson
8.250%, 05/01/20	500	404

Total Aerospace & Defense		404

Automotive — 0.8%
American Axle & Manufacturing
6.625%, 10/15/22	500	531

Total Automotive		531

Broadcasting, Newspapers and Advertising — 0.7%
iHeartCommunications
10.000%, 01/15/18	500	437

Total Broadcasting, Newspapers and Advertising		437

Building & Construction — 2.0%
Beazer Homes USA
7.250%, 02/01/23	500	488
Cemex Finance (A)
9.375%, 10/12/22	500	569
K Hovnanian Enterprises (A)
7.250%, 10/15/20	250	262

Total Building & Construction		1,319

Casinos & Gambling — 0.8%
Boyd Gaming (A)
9.000%, 07/01/20	500	540

Total Casinos & Gambling		540

Chemicals — 2.2%
Cornerstone Chemical (A)
9.375%, 03/15/18	500	520
Hexion US Finance
6.625%, 04/15/20	500	467
Momentive Performance Materials
3.880%, 10/24/21	500	448

Total Chemicals		1,435

Description	Face Amount (000)	Value (000)
Computer Software — 0.7%
BMC Software
7.250%, 06/01/18	$500	$480

Total Computer Software		480

Computers & Services — 1.6%
First Data (A)
8.250%, 01/15/21	500	530
Interface Security Systems Holdings
9.250%, 01/15/18	500	506

Total Computers & Services		1,036

E-Commerce/Services — 0.6%
Mood Media (A)
9.250%, 10/15/20	500	426

Total E-Commerce/Services		426

Electrical Utilities — 0.8%
GenOn Energy
9.500%, 10/15/18	500	519

Total Electrical Utilities		519

Energy-Alternate Sources — 0.2%
Linc USA GP (A)
12.500%, 10/31/17	500	135

Total Energy-Alternate Sources		135

Entertainment — 1.5%
Lee Enterprises (A)
9.500%, 03/15/22	500	513
Scientific Games
8.125%, 09/15/18	500	460

Total Entertainment		973

Financial Services — 0.8%
Innovation Ventures (A)
9.500%, 08/15/19	500	515

Total Financial Services		515

Food, Beverage & Tobacco — 1.4%
Alliance One International
9.875%, 07/15/21	500	435
SUPERVALU
6.750%, 06/01/21	500	517

Total Food, Beverage & Tobacco		952

Gas & Natural Gas — 0.8%
Teekay
8.500%, 01/15/20	500	563

Total Gas & Natural Gas		563

Household Products — 1.6%
Armored Autogroup
9.250%, 11/01/18	500	525
Thompson Creek Metals
9.750%, 12/01/17	500	524

Total Household Products		1,049

23

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)
Industrials — 0.8%
General Electric Capital (B), (C)
5.250%, 12/31/49	$500	$533

Total Industrials		533

Medical Products & Services — 4.2%
21st Century Oncology
8.875%, 01/15/17	450	460
Covenant Surgical Partners (A)
8.750%, 08/01/19	250	253
Kinetic Concepts
10.500%, 11/01/18	500	538
Lantheus Medical Imaging
9.750%, 05/15/17	500	491
Tenet Healthcare
6.000%, 10/01/20	500	534
Valeant Pharmaceuticals International (A)
6.125%, 04/15/25	500	516

Total Medical Products & Services		2,792

Metals & Mining — 0.6%
AK Steel
7.625%, 05/15/20	500	434

Total Metals & Mining		434

Paper & Related Products — 1.3%
Tembec Industries (A)
9.000%, 12/15/19	250	255
Verso Paper Holdings
11.750%, 01/15/19	750	595

Total Paper & Related Products		850

Petroleum & Fuel Products — 1.3%
Alpha Natural Resources
3.750%, 12/15/17	500	167
Arch Coal (A)
8.000%, 01/15/19	500	208
Cloud Peak Energy Resources
8.500%, 12/15/19	500	464

Total Petroleum & Fuel Products		839

Publishing — 0.8%
American Media
11.500%, 12/15/17	500	525

Total Publishing		525

Retail — 2.0%
Bon-Ton Department Stores
8.000%, 06/15/21	500	417
Quiksilver (A)
7.875%, 08/01/18	500	458
Toys R Us
10.375%, 08/15/17	500	438

Total Retail		1,313

Semi-Conductors & Instruments — 0.6%
Advanced Micro Devices
7.750%, 08/01/20	500	410

Total Semi-Conductors & Instruments		410

Description	Face Amount (000)/Shares	Value (000)
Telephones & Telecommunication — 4.1%
Avaya (A)
9.000%, 04/01/19	$500	$516
Cequel Communications Holdings I (A)
6.375%, 09/15/20	250	263
Cincinnati Bell
8.750%, 03/15/18	218	223
8.375%, 10/15/20	125	133
Frontier Communications
8.750%, 04/15/22	495	542
Intelsat Luxembourg
6.750%, 06/01/18	500	500
Sprint Capital
6.900%, 05/01/19	500	515

Total Telephones & Telecommunication		2,692

Total Corporate Bonds (Cost $23,338 (000))		22,138

Preferred Stock — 15.8%
Banks — 2.2%
First Niagara Financial Group
8.625% (B), (C)	17,000	470
JPMorgan Chase 6.700% (C)	16,000	430
Wells Fargo 6.625% (B), (C)	20,000	562

Total Banks		1,462

Financial Services — 3.6%
Ally Financial 8.500% (B), (C)	19,000	504
Goldman Sachs Group 5.500% (B), (C)	20,000	497
Morgan Stanley 6.875% (B), (C)	20,000	548
PPL Capital Funding 5.900%, 04/30/2073	22,900	575
State Street 5.900% (B), (C)	10,000	269

Total Financial Services		2,393

Insurance — 4.9%
Aegon 6.375% (C)	22,170	564
Allstate 5.625% (C)	20,000	512
American Financial Group 5.750%, 08/25/2042	23,010	593
AmTrust Financial Services 7.500% (C)	20,000	509
Hartford Financial Services Group
7.875%, 04/15/2042 (B)	18,240	570
Maiden Holdings North America
8.000%, 03/27/2042	19,000	509

Total Insurance		3,257

Pipelines — 0.8%
NuStar Logistics 7.625%,
01/15/2043 (B)	19,490	509

Total Pipelines		509

Real Estate Investment Trust — 1.5%
DDR 6.250% (C)	20,000	512
Digital Realty Trust 5.875% (C)	20,000	489

Total Real Estate Investment Trust		1,001

Telephones & Telecommunication — 2.0%
Qwest 6.125%, 06/01/2053	33,141	850

24

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Telephones & Telecommunication — (continued)
United States Cellular 7.250%,
12/01/2063	20,000	$507

Total Telephones & Telecommunication		1,357

Transportation Services — 0.8%
Costamare 7.625% (C)	20,000	499

Total Transportation Services		499

Total Preferred Stock (Cost $10,198 (000))		10,478

Common Stock — 10.0%
Advertising Agencies — 0.1%
Harte-Hanks	8,225	56

Total Advertising Agencies		56

Banks — 1.2%
City Holding	1,600	74
First Financial Bancorp	3,894	67
National Penn Bancshares	6,500	68
NBT Bancorp	2,835	68
New York Community Bancorp	4,383	75
Northwest Bancshares	5,520	68
People’s United Financial	4,738	72
TrustCo Bank NY	10,840	72
Trustmark	3,240	77
United Bankshares	2,264	85
Valley National Bancorp	6,561	62

Total Banks		788

Computers & Services — 0.1%
Comtech Telecommunications	2,199	64

Total Computers & Services		64

Containers & Packaging — 0.1%
Greif, Cl A	1,750	71

Total Containers & Packaging		71

Correctional Institutions — 0.1%
Corrections Corp of America	1,735	64

Total Correctional Institutions		64

E-Commerce — 0.2%
Nutrisystem	3,850	74
PetMed Express	5,200	82

Total E-Commerce		156

Electrical Utilities — 1.4%
Ameren	1,705	70
Avista	2,365	77
Consolidated Edison	1,250	77
Duke Energy	970	75
Entergy	1,003	77
Exelon	1,995	68
FirstEnergy	2,060	74
Hawaiian Electric Industries	2,870	90
Pinnacle West Capital	1,275	78
PPL	2,115	72
Public Service Enterprise	1,810	75

Description	Shares	Value (000)
Electrical Utilities — (continued)
Southern	1,460	$65

Total Electrical Utilities		898

Entertainment — 0.1%
Meredith	1,467	76

Total Entertainment		76

Financial Services — 0.1%
Calamos Asset Management, Cl A	5,493	68

Total Financial Services		68

Food, Beverage & Tobacco — 0.4%
Altria Group	1,838	92
Lorillard	1,300	91
Universal	1,253	59

Total Food, Beverage & Tobacco		242

Gas & Natural Gas — 0.2%
Laclede Group	1,545	80
Northwest Natural Gas	1,375	64

Total Gas & Natural Gas		144

Hotels & Lodging — 0.1%
Ryman Hospitality Properties	1,200	69

Total Hotels & Lodging		69

Insurance — 0.1%
Safety Insurance Group	1,249	73

Total Insurance		73

Medical Products & Services — 0.4%
Computer Programs & Systems	1,220	64
Landauer	1,917	62
Meridian Bioscience	3,810	68
Ventas	860	59

Total Medical Products & Services		253

Paper & Paper Products — 0.1%
Schweitzer-Mauduit International	1,768	78

Total Paper & Paper Products		78

Petroleum & Fuel Products — 0.5%
Chevron	600	67
Diamond Offshore Drilling	2,000	67
Ensco, Cl A	2,580	70
Transocean	4,750	89

Total Petroleum & Fuel Products		293

Petroleum Refining — 0.1%
ConocoPhillips	999	68

Total Petroleum Refining		68

Pharmaceuticals — 0.1%
Pfizer	2,180	74

Total Pharmaceuticals		74

25

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Real Estate Investment Trust — 4.2%
Alexandria Real Estate Equities	720	$67
American Campus Communities	1,570	63
Apartment Investment & Management, Cl A	1,700	64
BioMed Realty Trust	2,890	60
Boston Properties	470	62
Brandywine Realty Trust	4,060	59
Camden Property Trust	850	64
CBL & Associates Properties	3,290	59
Corporate Office Properties Trust	2,215	59
Digital Realty Trust	920	58
Duke Realty	3,245	64
EastGroup Properties	970	56
EPR Properties	1,130	65
Equity Commonwealth *	2,425	61
Equity Residential	870	64
Geo Group	1,595	62
HCP	1,400	56
Health Care	825	59
Healthcare Realty Trust	2,345	60
Highwoods Properties	1,435	62
Home Properties	975	72
Hospitality Properties Trust	2,035	61
Kimco Realty	2,490	60
Kite Realty Group Trust	2,320	61
Lexington Realty Trust	5,690	53
Liberty Property Trust	1,775	62
Macerich	790	65
Mack-Cali Realty	3,340	60
Medical Properties Trust	4,665	65
Mid-America Apartment Communities	860	64
National Retail Properties	1,670	64
Omega Healthcare Investors	1,655	60
Piedmont Office Realty Trust, Cl A	3,350	59
Plum Creek Timber	1,530	65
Rayonier	2,360	60
Realty Income	1,385	65
Regency Centers	1,000	63
Retail Properties of America, Cl A	3,870	59
Senior Housing Properties Trust	2,800	57
Spirit Realty Capital	5,510	62
Sun Communities	1,070	66
UDR	2,020	66
Washington Real Estate Investment Trust	2,305	57
Weingarten Realty Investors	1,820	60
WP Carey	920	58

Total Real Estate Investment Trust		2,768

Retail — 0.1%
Mattel	3,200	90

Total Retail		90

Telephones & Telecommunication — 0.3%
AT&T	1,955	68
CenturyLink	2,075	74
Verizon Communications	1,440	73

Total Telephones & Telecommunication		215

Total Common Stock (Cost $6,183 (000))		6,608

Description	Shares	Value (000)

Cash Equivalent (D) — 3.1%
Federated Prime Obligations Fund, Cl I, 0.030%	2,033,476	$2,033

Total Cash Equivalent (Cost $2,033 (000))		2,033

Total Investments — 99.2% (Cost $65,159 (000)) †		$65,636

Percentages are based on net assets of $66,174 (000).

*	Non-income producing security.

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2015, the value of these securities amounted to $6,479 (000), representing 9.9% of the net assets.

(B)	Variable Rate Security — The rate reported is the rate in effect at April 30, 2015.

(C)	Perpetual Maturity

(D)	The rate reported is the 7-day effective yield as of April 30, 2015.

Cl — Class

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

† At April 30, 2015, the tax basis cost of the Fund’s investments was $65,159 (000), and the unrealized appreciation and depreciation were $2,307 (000) and $1,830 (000), respectively.

The following is a summary of the inputs used as of April, 30 2015, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$24,379	$—	$—	$24,379
Corporate Bonds	—	22,138	—	22,138
Preferred Stock	10,478	—	—	10,478
Common Stock	6,608	—	—	6,608
Cash Equivalent	2,033	—	—	2,033

Total Investments in Securities	$43,498	$22,138	$—	$65,636

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-0600

26

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 99.2%
Automotive — 4.8%
Cooper Tire & Rubber	3,670	$156
Dana Holding	7,050	152
Gentex	8,950	155

Total Automotive		463

Banks — 6.6%
BancFirst	2,520	146
City Holding	3,290	151
East West Bancorp	3,890	158
Signature Bank NY *	1,320	177

Total Banks		632

Casinos & Gaming — 1.6%
Boyd Gaming *	11,720	155

Total Casinos & Gaming		155

Chemicals — 1.4%
Minerals Technologies	2,060	139

Total Chemicals		139

Commercial Services — 1.6%
ServiceMaster Global Holdings *	4,560	157

Total Commercial Services		157

Computers & Services — 5.1%
Global Payments	1,820	183
InterDigital	2,670	146
Synaptics *	1,880	159

Total Computers & Services		488

Consumer Products — 1.3%
Deckers Outdoor *	1,725	128

Total Consumer Products		128

Containers & Packaging — 1.5%
Berry Plastics Group *	4,200	144

Total Containers & Packaging		144

Data Processing & Outsourced Services — 3.1%
Exponent	1,810	161
On Assignment *	4,200	141

Total Data Processing & Outsourced Services		302

Drugs — 2.9%
Lannett *	2,260	130
Prestige Brands Holdings *	3,860	152

Total Drugs		282

Electrical Components & Equipment — 1.5%
Littelfuse	1,450	142

Total Electrical Components & Equipment		142

Electrical Utilities — 1.2%
Pinnacle West Capital	1,950	120

Total Electrical Utilities		120

Description	Shares	Value (000)
Financial Services — 5.8%
Encore Capital Group *	3,630	$147
Legg Mason	2,760	145
PRA Group *	2,360	129
WisdomTree Investments	6,960	133

Total Financial Services		554

Food, Beverage & Tobacco — 1.8%
Cal-Maine Foods	3,910	175

Total Food, Beverage & Tobacco		175

Gas & Natural Gas — 3.4%
Equities Midstream Partners (A)	1,950	172
UGI	4,430	154

Total Gas & Natural Gas		326

Health Care Services — 1.4%
Quest Diagnostics	1,920	137

Total Health Care Services		137

Home Furnishings — 1.4%
Leggett & Platt	3,130	133

Total Home Furnishings		133

Information Technology — 1.8%
CyberArk Software *	2,730	172

Total Information Technology		172

Insurance — 14.3%
American Equity Investment Life Holding	5,410	146
Amerisafe	3,550	160
AmTrust Financial Services	2,870	171
FBL Financial Group, Cl A	2,550	148
Hanover Insurance Group	2,160	148
Maiden Holdings	10,950	159
Primerica	2,685	124
Reinsurance Group of America, Cl A	1,920	176
RenaissanceRe Holdings	1,460	150

Total Insurance		1,382

Machinery — 5.5%
Alamo Group	3,290	203
Kadant	3,530	180
Woodward	3,085	145

Total Machinery		528

Medical Products & Services — 9.9%
Anacor Pharmaceuticals *	2,630	139
Centene *	2,970	184
Hologic *	4,210	142
Repligen *	6,070	179
United Therapeutics *	1,140	182
VCA *	2,580	131

Total Medical Products & Services		957

27

Schedule of Investments	April 30, 2015 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)
Metals & Mining — 1.2%
Handy & Harman *	3,130	$111

Total Metals & Mining		111

Office Furniture & Fixtures — 1.7%
United Stationers	3,925	159

Total Office Furniture & Fixtures		159

Printing & Publishing — 2.9%
Deluxe	2,275	147
Multi-Color	2,160	136

Total Printing & Publishing		283

Retail — 4.3%
Brown Shoe	4,450	132
Outerwall	2,070	137
Papa John’s International	2,340	144

Total Retail		413

Semi-Conductors & Instruments — 8.0%
Ambarella *	2,600	190
Cirrus Logic *	4,170	141
OmniVision Technologies *	5,955	166
Qorvo *	2,010	132
Tessera Technologies	3,950	143

Total Semi-Conductors & Instruments		772

Telephones & Telecommunication — 1.5%
IDT, Cl B	8,230	140

Total Telephones & Telecommunication		140

Transportation Services — 1.7%
Matson	3,980	161

Total Transportation Services		161

Total Common Stock (Cost $8,729 (000))		9,555

Cash Equivalent (B) — 1.2%
Federated Prime Obligations Fund, Cl I, 0.030%	119,537	120

Total Cash Equivalent (Cost $120 (000))		120

Total Investments — 100.4% (Cost $8,849 (000)) †		$9,675

Percentages are based on net assets of $9,633 (000).

*	Non-income producing security.

(A)	Security considered Master Limited Partnership. At April 30, 2015, this security amounted to $172 (000) or 1.8% of Net Assets

(B)	The rate reported is the 7-day effective yield as of April 30, 2015.

Cl — Class

† At April 30, 2015, the tax basis cost of the Fund’s investments was $8,849 (000), and the unrealized appreciation and depreciation were $1,004 (000) and $(178) (000), respectively.

As of April 30, 2015, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-012-0300

28

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015